Financial instruments	12 Months Ended
Sep. 30, 2011
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
20.	Financial instruments

The Company is exposed to a number of risks related to changes in foreign currency exchange rates, interest rates, collection of accounts receivable, settlement of liabilities and management of cash and cash equivalents.

The carrying value of cash and cash equivalents, accounts payable and accrued liabilities, approximates the fair value due to the immediate or short-term maturity of these financial instruments. The carrying value of accounts receivable approximates the fair value due to their short-term nature and historical collectability.  These values represent the estimated amount the Company would receive or pay to terminate agreements taking into consideration current interest rates and the creditworthiness of the counterparties.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivery of cash or other financial assets.  The Company's approach to managing liquidity risk is to ensure it has sufficient cash available to manage the payment of its financial liabilities.   As described in note 18, the Company has a $1,500,000 revolving demand facility and a $750,000 reducing facility by way of leases in place to help manage its liquidity position and therefore its liquidity is dependent on the availability of these facilities as well as its overall volume of business activity and ability to manage the collection and payment of its accounts receivable and accounts payable through cash flow management techniques.

The following table discloses the maturities of the Company’s financial liabilities as at September 30, 2011:

	Payments due by period
	Total	Less than 1 year	1-3 years	3-5 years
Accounts payable and accrued liabilities	3,284,311	3,284,311	-	-
Other short-term debt obligations	-	-	-	-

	3,284,311	3,284,311	-	-

During the year ended September 30, 2011, the Company generated positive cash flow from operations of $1,921,057.  During the same period the Company’s working capital has improved by $201,127 from $5,248,893 to $5,450,020. The Company's liquidity position may, however, fluctuate during the year due to a number of factors which could include unanticipated changes to its volume of business, credit losses and the extent of capital expenditure in the year.  The Company's liquidity position may also be adversely impacted by the seasonal nature of its business with the Company's busiest period of activity typically during the first quarter of the fiscal year.  As the Company has a concentration of business with select key customers, its liquidity position would be adversely impacted if one of its key customer relationships was discontinued.

The Company primarily monitors its liquidity position through forecasting expected cash flows based on the timing of expected receipts and payments.  Management monitors its cash balances and projections on a weekly and monthly basis.   The starting point for its analysis is based upon the contractual maturity date of its liabilities and its expected collection period for its receivables.  The Company has a positive working capital position of $5,450,020 at September 30, 2011 and it manages the payment of its financial liabilities based on available cash and matching the settlement of its financial liabilities to realized financial assets.  The Company also monitors its debtor collection as described in the credit risk note above.  As the Company's revenues are primarily collectible within 30 days of invoicing, which is performed weekly for some customers and monthly for others, the Company aims to be able to collect its accounts receivable more promptly than it settles its third party accounts payable.  However, as certain of the Company's operating expenses such as its payroll obligations are contractually due at least monthly, the Company’s working capital position could periodically alter depending on the timing of the maturity of its accounts receivable and accounts payable and accrued liabilities.

In prior years the Company purchased a number of items of property and equipment using a finance lease.  At September 30, 2010, the Company had an outstanding obligation under this lease of $107,964, all of which has been settled during the year ended September 30, 2011.

The Company’s activities are being funded out of its operating cash flow and cash reserves and to date, the Company has not utilized its credit facilities.  As a result of generating positive results during the year ended September 30, 2011 the Company has not encountered any difficulties operating in this manner; however, if positive results are not continued in future periods there is a risk that the Company would be required to use its credit facilities.

Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable.   The Company aims to protect its cash and cash equivalents from undue risk by holding them with various high credit quality financial institutions located in Canada and the United Kingdom which generally have an investment grade rating of a minimum of A- and does not invest any significant deposits in any financial institutions with a rating below that investment grade. In circumstances in which a bank in which the Company holds a deposit has any significant decline in its credit rating, the Company carefully monitors the extent of any credit risk net of government deposit guarantees and, where appropriate, would take remedial action to minimise the risk of any potential credit loss. Of the amounts held with financial institutions on deposit, $180,710 is covered by either the Financial Services Compensation Scheme in the United Kingdom or the Canada Deposit Insurance Corporation, leaving $3,755,466 risk should the financial institutions with which the deposits are held cease trading.

The Company's accounts receivable are all from large, well-known retailers located primarily in Canada, the United States and the United Kingdom.  Credit risk from accounts receivable encompasses the default risk of retail customers.  The Company manages its exposure to credit risk by only working with larger, reputable companies and prior to accepting new customers; the Company assesses the risk of default associated with a particular company.  In addition, on an ongoing basis, management monitors the level of accounts receivable attributable to each customer and the length of time taken for amounts to be settled and where necessary, takes appropriate action to follow up on those balances considered overdue.

Management does not believe that there is significant credit risk arising from any of the Company's customers; however, should one of the Company's main customers be unable to settle amounts due, the impact on the Company could be significant.  The maximum exposure to loss arising from accounts receivable is equal to their total carrying amounts. At September 30, 2011, five customers each account for 10% or more of total trade accounts receivable (2010 – three customers).

Financial assets past due

At September 30, 2011, the Company has a provision of $145,000 against trade accounts receivable, the collection of which is considered doubtful.

The following table provides information regarding the ageing of financial assets that are past due but which are not impaired.

At September 30, 2011

		Financial assets that are past due but not impaired
	Neither past due nor impaired	31 – 60 days	61 – 90 days	91 days +	Carrying value on the balance sheet $

Trade accounts receivable	3,127,511	36,942	443,565	787,057	4,395,075
Commodity taxes recoverable	135,655				135,655
Other	5,182				5,182

The definition of items that are past due is determined by reference to terms agreed with individual customers.  Of the 91 days+ balance outstanding at September 30, 2011, 43% has been subsequently collected as at December 13, 2011.  None of the amounts outstanding have been challenged by the respective customer(s) and the Company continues to conduct business with them on an ongoing basis.  Accordingly, management has no reason to believe that this balance is not fully collectable in the future.

The Company reviews financial assets past due on an ongoing basis with the objective of identifying potential matters which could delay the collection of funds at an early stage.  Once items are identified as being past due, contact is made with the respective company to determine the reason for the delay in payment and to establish an agreement to rectify the breach of contractual terms.  At September 30, 2011, the Company had a provision for doubtful accounts of $145,000 which was made against trade accounts receivable in excess of twelve months old or where collection efforts to date have been unsuccessful.  All amounts neither past due nor impaired are collectible from large, well-known retailers located in Canada, the United States and the United Kingdom.  The Company is not aware of any information suggesting that the collectability of these amounts is in doubt.

Market risk

Market risk is the risk to the Company that the fair value or future cash flows of financial instruments will fluctuate due to changes in interest rates and foreign currency exchange rates.  Market risk arises as a result of the Company generating revenues and incurring expenses in foreign currencies, holding cash and cash equivalents which earn interest and having operations based in the United Kingdom in the form of its wholly owned subsidiaries.

Interest rate risk

The only financial instruments that expose the Company to interest rate risk are its cash and cash equivalents.  The Company’s objectives of managing its cash and cash equivalents are to ensure sufficient funds are maintained on hand at all times to meet day-to-day requirements and to place any amounts which are considered in excess of day-to-day requirements on short-term deposit with the Company's banks so that they earn interest.  When placing amounts of cash and cash equivalents on short-term deposit, the Company only uses high quality commercial banks and ensures that access to the amounts placed can be obtained on short-notice.

Currency risk

The Company generates revenues and incurs expenses and expenditures primarily in Canada, the United States and the United Kingdom and is exposed to risk from changes in foreign currency rates. In addition, the Company holds financial assets and liabilities in foreign currencies that expose the Company to foreign exchange risks.  The Company does not utilise any financial instruments or cash management policies to mitigate the risks arising from changes in foreign currency rates.

At September 30, 2011, through its wholly owned subsidiaries, the Company had cash and cash equivalents of $2,861,972, accounts receivable of $1,172,067 and accounts payable of $1,013,779 which were denominated in UK £. In addition, at September 30, 2011, the Company had cash and cash equivalents of $882,808, accounts receivable of $1,951,283 and accounts payable of $697,079 which were denominated in US$.

Sensitivity analysis

The Company has completed a sensitivity analysis to estimate the impact on net earnings for the year which a change in foreign exchange rates or interest rates during the year ended September 30, 2011 would have had.

This sensitivity analysis includes the following assumptions:

•	Changes in individual foreign exchange rates do not cause foreign exchange rates in other countries to alter
•	Changes in market interest rates do not cause a change in foreign exchange rates

The results of the foreign exchange rate sensitivity analysis can be seen in the following table:

Impact on net earnings $

Change of +/- 10% in US$ foreign exchange rate	+/- 213,701
Change of +/- 10% in UK£ foreign exchange rate	+/- 600,628

The above results arise primarily as a result of the Company having US$ denominated trade accounts receivable balances, trade accounts payable balances and bank account balances.

Limitations of sensitivity analysis

The above table demonstrates the effect of either a change in foreign exchange rates or interest rates in isolation.  In reality, there is a correlation between the two factors.

Additionally, the financial position of the Company may vary at the time that a change in either of these factors occurs, causing the impact on the Company’s results to differ from that shown above.